Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Movement in deferred tax during the year:

	Opening balance Jan 1 2017	Acquired in business combinations	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Movement in foreign exchange	Closing balance Dec 31, 2017
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(23.3)	—	8.2	—	(0.1)	(15.2)
Intangible assets	(291.3)	—	(3.7)	—	—	(295.0)
Employee benefits	27.7	—	2.5	(2.0)	—	28.2
Tax value of loss carry forwards	18.9	—	(3.0)	—	(0.3)	15.6
Derivative financial instruments	(3.3)	—	(0.3)	5.0	—	1.4
Other	3.0	—	(1.4)	—	—	1.6
Total deferred tax	(268.3)	—	2.3	3.0	(0.4)	(263.4)

	Opening balance Jan 1 2016	Acquired in business combinations	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Movement in foreign exchange	Closing balance Dec 31 2016
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(5.3)	(0.3)	(17.2)	—	(0.5)	(23.3)
Intangible assets	(315.8)	—	24.1	—	0.4	(291.3)
Employee benefits	32.7	—	1.3	(6.3)	—	27.7
Tax value of loss carry forwards	—	—	18.9	—	—	18.9
Derivative financial instruments	0.2	—	(0.7)	(2.8)	—	(3.3)
Other	9.5	—	(6.5)	—	—	3.0
Total deferred tax	(278.7)	(0.3)	19.9	(9.1)	(0.1)	(268.3)
Deferred tax assets and liabilities are attributable to the following:

	Dec 31, 2017			Dec 31, 2016
	Assets	Liabilities	Total	Assets	Liabilities	Total
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	13.5	(28.7)	(15.2)	10.3	(33.6)	(23.3)
Intangible assets	0.1	(295.1)	(295.0)	—	(291.3)	(291.3)
Employee benefits	28.2	—	28.2	27.8	(0.1)	27.7
Tax value of loss carry forwards	15.6	—	15.6	18.9	—	18.9
Derivative financial instruments	0.9	0.5	1.4	—	(3.3)	(3.3)
Other	6.0	(4.4)	1.6	7.9	(4.9)	3.0
Tax assets/(liabilities)	64.3	(327.7)	(263.4)	64.9	(333.2)	(268.3)